Distribution of Interest income by Geographical Area (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Disclosure [Line Items]
Interest income	$ 1,151	$ 1,194	$ 1,761
Ireland
Segment Reporting Disclosure [Line Items]
Interest income	464	762	1,277
Rest Of Europe
Segment Reporting Disclosure [Line Items]
Interest income	661	364	406
U.S.
Segment Reporting Disclosure [Line Items]
Interest income	3	18	22
Other
Segment Reporting Disclosure [Line Items]
Interest income	$ 23	$ 50	$ 56